Equity share capital and share premium	12 Months Ended
Mar. 31, 2024
Disclosure of classes of share capital [abstract]
Equity share capital and share premium

29. Equity share capital and share premium

	March 31,
Authorized shares	2023	2024
	Numbers of Shares	Numbers of Shares
Ordinary shares of INR 0.008 ($ 0.0001) each	500,000,000	500,000,000
Class A shares of INR 0.008 ($ 0.0001) each	10,000,000	10,000,000
Class F shares of INR 0.008 ($ 0.0001) each	3,159,375	3,159,375
Preference shares of INR 0.008 ($ .0001) each	10,000,000	10,000,000
	523,159,375	523,159,375

There is no change in the authorized share capital of the Parent Company during the financial ending March 31, 2024 and March 31, 2023

A reconciliation of the shares outstanding at the beginning and end of the period is presented below:

Ordinary shares

	Numbers of Shares	Share Capital	Share Premium
Balance as at April 1, 2022	62,585,836	842	20,286,474
Exercise of option (Restricted stock units and share-based payments) (refer to Note 30)	1,062,091	8	102,325
Balance as at March 31, 2023	63,647,927	850	20,388,799

Balance as at April 1, 2023	63,647,927	850	20,388,799
Exercise of option (Restricted stock units and share-based payments) (refer to Note 30)	906,052	7	122,679
Own shares repurchased	(1,440,424)
Balance as at March 31, 2024	63,113,555	857	20,511,478

The Company has following classes of shares outstanding as follows:

		Number of shares as at
Class of shares	Nominal value	March 31, 2023	March 31, 2024
Ordinary shares*	$0.0001	59,400,888	61,258,684
Class A shares #	$0.0001	2,392,168	-
Class F shares	$0.0001	1,854,871	1,854,871

*	For movement in class A shares to Ordinary shares, refer to note 6.

#	Norwest Venture Partners X, LP and Norwest Venture Partners IX, LP, holding 1,196,084 and 1,196,084 Class A shares, respectively, have converted their Class A shares into 1,196,084 and 1,196,084 ordinary shares, respectively i.e. in the exchange ratio of 1:1, on February 15, 2024.

Terms/ rights attached to Ordinary Shares

The Parent Company has two class of ordinary shares outstanding as on March 31, 2024 (three class of ordinary shares as on March 31, 2023), which entitles the holders with the following rights:

Ordinary shares

A holder of an ordinary share has one vote for each share of ordinary share held and entitled to receive dividends when declared by the board of directors.

Class A shares

Class A shares have identical rights to the Parent Company ordinary shares, except the right to receive notice of, attend or vote as a member at any general meeting of shareholders, but may vote at a separate Class A shareholders’ meeting convened in accordance with the Parent Company Articles of Association.

Class F shares

Class F shares shall have the right to receive notice of, attend at and vote as a member at any general meeting of shareholders, but shall have no other rights. Each of Class F shares issued and outstanding are convertible into 1.00001 Ordinary Share upon the exchange of a parallel Yatra USA Class F Share (Refer to Note 6).

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

In the event of liquidation of the Parent Company, the holders of Ordinary and Class F ordinary shares (Ordinary, Class A ordinary shares and Class F ordinary shares as on March 31, 2023) are entitled to receive remaining assets of the Parent Company, after distribution of all preferential amounts. The distribution will be in proportion to the number of equity shares held by the shareholders.

Shares reserved for issuance against equity instruments

The Parent Company reserved 1,844 shares (March 31, 2023 - 1,844, March 31, 2022- 1,844) for issuance at exercise price of INR 445,81.05 ($ 5.42). These shares are considered as equity instrument and are recorded at fair value at the date of transaction under IAS 32, refer to Note 30.1.

Shares reserved for issue under options

For details of shares reserved for issue under the Employee Stock Option Plan (ESOP) of the Parent Company, refer to Note 30.2.

Shares reserved for issue under warrant arrangement/agreement

Yatra Online, Inc. (the Parent Company) and Yatra Online Limited (Yatra India), had entered into share subscription cum shareholders’ agreement dated May 7, 2014, and share subscription cum shareholders’ agreement dated April 29, 2015 (together referred to as SHA), with IL&FS Trust Company Limited, Now, Vistra ITCL(India) Limited (in its capacity as a trustee for Pandara Trust –Scheme I(“Pandara Trust”)) and Capital18 Fincap Private Limited, now Network18 Media and Investments Limited(“Capital18”/”NW18”), (collectively the” Investors”).

The NW18 and Pandara Trust (Shareholders of Yatra India) holds Nil (March 31, 2023: 109,348) and Nil (March 31, 2023: 43,136) Equity Shares of Yatra India respectively.

Pursuant to SHA, the NW18 and Pandara Trust, were entitled to swap their Equity Shares having in Yatra India into Nil (March 31, 2023: 569,768) and Nil (March 31, 2023: 172,634) Ordinary Shares of the Parent Entity, respectively. These options were exercisable at sole discretion of non-controlling interest. These options, till the date of conversion, didn’t grant present access to ownership interest to the Group. Accordingly, in respect of these options, non-controlling interest was recognized till cancellation of right to covert.

Pursuant to the Waiver and Termination Agreement dated March 23, 2022 (“SHA Amendment Agreement”), the Shareholders of Yatra India, had inter alia agreed to waive their swap rights contained under the SHA

Further, the parties to SHA Amendment Agreement had agreed, that said Amendment Agreement shall ipso facto terminate, without any further acts of the parties and without any liabilities or obligations whatsoever, upon the earlier of the following dates:

(a) the date on which the Equity Shares of Yatra India are allotted pursuant to the Offer (as defined under the SHA Amendment Agreement) ; or

(b) if the bid/offer opening date in the Offer does not occur prior to September 30, 2023 or such other date as mutually agreed in writing between Parties; or

(c) the date on which the Board of the Yatra India decides not to undertake the Offer.

Accordingly, SHA Amendment Agreement got terminated with the allotment of Equity Shares of Yatra India pursuant to the Offer and accordingly NW18 and Pandara Trust, are no longer entitled to swap their Equity Shares in Yatra India with Ordinary Shares of the Parent Entity.

For details of shares reserved for issuance under the warrant agreement with Innoven, a non banking finance company and Macquarie Corporate Holding Pty Limited, refer to Note 36.

Treasury shares

	Numbers of Shares	Amount
Balance as at April 1, 2022	999	11,219
Exercise of options	-	-
	999	11,219

Balance as at April 1, 2023	999	11,219
Own shares repurchased*	1,440,424	210,933
Balance as at March 31, 2024	1,441,423	222,152

*	pursuant to buyback of ordinary shares approved by the board of directors.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)